Downpayment For Investment (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Oct. 25, 2023 CNY (¥)	Oct. 25, 2023 USD ($)
Downpayment For Investment [Line Items]
Cumulative amount	¥ 38,828,840	$ 5,464,618
Downpayment amount			¥ 29,028,840	$ 4,136,577
Remaining balance payable			¥ 14,292,960	$ 1,863,423
Nanjing Cesun Power Co., Ltd [Member]
Downpayment For Investment [Line Items]
Invest amount					¥ 43,321,800	$ 6,000,000